As filed with the Securities and Exchange Commission on May 5, 2016

1933 Act Registration No. 333-159992

1940 Act Registration No. 811-22309

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.

POST-EFFECTIVE AMENDMENT NO. 29

AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 31

TRANSPARENT VALUE TRUST

(Exact Name of Registrant as Specified in Charter)

330 Madison Avenue, 10th Floor

New York, NY 10017

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 518-5344

Donald C. Cacciapaglia Transparent Value Trust 330 Madison Avenue, 10th New York, NY 10017	Amy J. Lee Transparent Value Trust 330 Madison Avenue, 10th New York, NY 10017	Julien Bourgeois Dechert LLP 1900 K Street NW Washington, DC 20006

Approximate Date of Proposed Public Offering: As soon as practical after the effective date of this registration statement.

It is proposed that this filing will become effective:

☒	Immediately upon filing pursuant to paragraph (b) of Rule 485.
☐	On (date) pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485.
☐	On (date) pursuant to paragraph (a)(1) of Rule 485.
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on this 5th day of May, 2016.

Transparent Value Trust
*
Donald C. Cacciapaglia
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacity and on the date indicated.

Signature	Title	Date
*	Member of the Board of Trustees	May 5, 2016
Roman Friedrich III
*	Member of the Board of Trustees	May 5, 2016
Robert B. Karn III
*	Member of the Board of Trustees	May 5, 2016
Ronald A. Nyberg
*	Member of the Board of Trustees	May 5, 2016
Ronald E. Toupin, Jr.
*	Member of the Board of Trustees	May 5, 2016
Randall C. Barnes
*	Member of the Board of Trustees	May 5, 2016
Maynard F. Oliverius
*	Member of the Board of Trustees	May 5, 2016
Donald A. Chubb, Jr.
*	Member of the Board of Trustees	May 5, 2016
Jerry B. Farley
/s/ Keith D. Kemp	Treasurer	May 5, 2016
Keith D. Kemp
*	President and Chief Executive Officer	May 5, 2016
Donald C. Cacciapaglia

*	Attorney-in-Fact pursuant to powers of attorney is incorporated by reference to Exhibit (q) to Post-Effective Amendment No. 26 to this Registration Statement, filed with the SEC on January 28, 2016.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase